Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Business combination	R$ 2,939	R$ 710,381
Intangible assets	1,345,304	1,238,629	R$ 1,238,629	R$ 428,912
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,755,773		1,497,331
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (410,469)		(258,702)
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	17.00%
Business combination		155,622
Intangible assets	R$ 173,217	132,217	132,217	47,150
Licences [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	457,210		336,495
Licences [member] | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (283,993)		(204,278)
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Intangible assets	R$ 241,711	185,565	185,565	115,417
Capitalised development expenditure [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	360,818		234,400
Capitalised development expenditure [member] | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (119,107)		(48,835)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Intangible assets	R$ 6,596	8,376	8,376	10,329
Customer-related intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	13,965		13,965
Customer-related intangible assets [member] | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(7,369)		(5,589)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Business combination	2,939	554,759
Intangible assets	635,735	632,796	632,796	78,037
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	635,735		632,796
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	288,045	R$ 279,675	279,675	R$ 177,979
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 288,045		R$ 279,675